Financial Assets at Amortized Cost - Schedule of Bank’s Loan Portfolio (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Credit and Contingent Loans Exposure [Member]
Schedule of Bank’s Loan Portfolio [Line Items]
Loans and advances to Banks	$ 667,703	$ 2,519,931
Commercial loans
Loans to customers	20,147,980	20,030,044
Allowances Established [Member]
Schedule of Bank’s Loan Portfolio [Line Items]
Loans and advances to Banks	(1,988)	(1,341)
Commercial loans
Loans to customers	(254,568)	(259,641)
Domestic Loans [Member] | Credit and Contingent Loans Exposure [Member]
Schedule of Bank’s Loan Portfolio [Line Items]
Loans and advances to Banks	300,042	2,100,933
Commercial loans
Loans to customers	20,028,110	20,008,787
Domestic Loans [Member] | Allowances Established [Member]
Schedule of Bank’s Loan Portfolio [Line Items]
Loans and advances to Banks	(895)
Commercial loans
Loans to customers	(254,427)	(259,349)
Foreign Loans [Member] | Credit and Contingent Loans Exposure [Member]
Schedule of Bank’s Loan Portfolio [Line Items]
Loans and advances to Banks	367,661	418,998
Commercial loans
Loans to customers	119,870	21,257
Foreign Loans [Member] | Allowances Established [Member]
Schedule of Bank’s Loan Portfolio [Line Items]
Loans and advances to Banks	(1,093)	(1,341)
Commercial loans
Loans to customers	(141)	(292)
Gross carrying amount [member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	15,080,768	13,547,435
Gross carrying amount [member] | Allowances Established [Member]
Commercial loans
Loans to customers	(87,485)	(89,640)
Gross carrying amount [member] | Agriculture and livestock [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	751,838	788,942
Gross carrying amount [member] | Agriculture and livestock [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(9,240)	(9,046)
Gross carrying amount [member] | Fruit [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	730,718	646,608
Gross carrying amount [member] | Fruit [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(9,087)	(4,456)
Gross carrying amount [member] | Forestry [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	89,777	101,406
Gross carrying amount [member] | Forestry [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,767)	(1,352)
Gross carrying amount [member] | Fishing [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	29,465	26,339
Gross carrying amount [member] | Fishing [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(644)	(788)
Gross carrying amount [member] | Mining [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	864,867	417,164
Gross carrying amount [member] | Mining [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(3,750)	(2,532)
Gross carrying amount [member] | Oil and natural gas [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	211	416
Gross carrying amount [member] | Oil and natural gas [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(8)	(8)
Gross carrying amount [member] | Foods, beverages and tobacco [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	657,462	513,197
Gross carrying amount [member] | Foods, beverages and tobacco [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(5,893)	(10,565)
Gross carrying amount [member] | Textiles, leather goods and footwear [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	28,874	33,100
Gross carrying amount [member] | Textiles, leather goods and footwear [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(788)	(599)
Gross carrying amount [member] | Woods and furnitures [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	89,394	78,409
Gross carrying amount [member] | Woods and furnitures [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(1,225)	(1,295)
Gross carrying amount [member] | Cellulose, Paper and printing [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	15,882	16,931
Gross carrying amount [member] | Cellulose, Paper and printing [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(365)	(591)
Gross carrying amount [member] | Chemicals and petroleum products [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	321,820	298,883
Gross carrying amount [member] | Chemicals and petroleum products [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,389)	(2,046)
Gross carrying amount [member] | Metal, non-metal, machine or others [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	482,281	551,922
Gross carrying amount [member] | Metal, non-metal, machine or others [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(5,541)	(7,367)
Gross carrying amount [member] | Electricity, gas and water [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	347,040	439,473
Gross carrying amount [member] | Electricity, gas and water [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(1,475)	(2,361)
Gross carrying amount [member] | Residential construction [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	195,883	265,086
Gross carrying amount [member] | Residential construction [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(6,461)	(9,699)
Gross carrying amount [member] | Non-residential construction (office, civil engineering) [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	482,763	409,154
Gross carrying amount [member] | Non-residential construction (office, civil engineering) [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(10,126)	(11,060)
Gross carrying amount [member] | Wholesale [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,581,915	1,798,723
Gross carrying amount [member] | Wholesale [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(31,119)	(34,250)
Gross carrying amount [member] | Retail, restaurants and hotels [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,044,935	1,016,553
Gross carrying amount [member] | Retail, restaurants and hotels [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(35,983)	(34,404)
Gross carrying amount [member] | Transport and storage [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,036,903	1,105,436
Gross carrying amount [member] | Transport and storage [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(14,832)	(16,599)
Gross carrying amount [member] | Communications [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	214,386	102,522
Gross carrying amount [member] | Communications [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,746)	(2,121)
Gross carrying amount [member] | Financial services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	2,995,023	3,219,991
Gross carrying amount [member] | Financial services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(8,090)	(9,217)
Gross carrying amount [member] | Business services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,973,354	1,976,971
Gross carrying amount [member] | Business services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(39,158)	(38,908)
Gross carrying amount [member] | Real estate services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	3,364,047	3,380,997
Gross carrying amount [member] | Real estate services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(15,900)	(16,259)
Gross carrying amount [member] | Student loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	52,511	56,924
Gross carrying amount [member] | Student loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,462)	(2,744)
Gross carrying amount [member] | Government administration, defence and police force [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	16,895	21,438
Gross carrying amount [member] | Government administration, defence and police force [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(228)	(269)
Gross carrying amount [member] | Social services and other community services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	900,847	900,822
Gross carrying amount [member] | Social services and other community services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(13,430)	(13,044)
Gross carrying amount [member] | Personal services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,878,889	1,862,637
Gross carrying amount [member] | Personal services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(30,861)	(28,061)
Gross carrying amount [member] | Residential mortgage loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	13,233,327	12,310,768
Gross carrying amount [member] | Residential mortgage loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(35,632)	(33,502)
Gross carrying amount [member] | Consumer loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	5,554,989	5,310,462
Gross carrying amount [member] | Consumer loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(403,234)	(417,044)
Gross carrying amount [member] | Domestic Loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	15,080,768	13,547,435
Gross carrying amount [member] | Domestic Loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(87,485)	(89,640)
Gross carrying amount [member] | Domestic Loans [Member] | Agriculture and livestock [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	751,838	788,942
Gross carrying amount [member] | Domestic Loans [Member] | Agriculture and livestock [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(9,240)	(9,046)
Gross carrying amount [member] | Domestic Loans [Member] | Fruit [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	730,718	646,608
Gross carrying amount [member] | Domestic Loans [Member] | Fruit [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(9,087)	(4,456)
Gross carrying amount [member] | Domestic Loans [Member] | Forestry [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	89,777	101,406
Gross carrying amount [member] | Domestic Loans [Member] | Forestry [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,767)	(1,352)
Gross carrying amount [member] | Domestic Loans [Member] | Fishing [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	29,465	26,339
Gross carrying amount [member] | Domestic Loans [Member] | Fishing [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(644)	(788)
Gross carrying amount [member] | Domestic Loans [Member] | Mining [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	864,867	417,164
Gross carrying amount [member] | Domestic Loans [Member] | Mining [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(3,750)	(2,532)
Gross carrying amount [member] | Domestic Loans [Member] | Oil and natural gas [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	211	416
Gross carrying amount [member] | Domestic Loans [Member] | Oil and natural gas [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(8)	(8)
Gross carrying amount [member] | Domestic Loans [Member] | Foods, beverages and tobacco [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	657,462	513,197
Gross carrying amount [member] | Domestic Loans [Member] | Foods, beverages and tobacco [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(5,893)	(10,565)
Gross carrying amount [member] | Domestic Loans [Member] | Textiles, leather goods and footwear [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	28,874	33,100
Gross carrying amount [member] | Domestic Loans [Member] | Textiles, leather goods and footwear [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(788)	(599)
Gross carrying amount [member] | Domestic Loans [Member] | Woods and furnitures [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	89,394	78,409
Gross carrying amount [member] | Domestic Loans [Member] | Woods and furnitures [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(1,225)	(1,295)
Gross carrying amount [member] | Domestic Loans [Member] | Cellulose, Paper and printing [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	15,882	16,931
Gross carrying amount [member] | Domestic Loans [Member] | Cellulose, Paper and printing [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(365)	(591)
Gross carrying amount [member] | Domestic Loans [Member] | Chemicals and petroleum products [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	321,820	298,883
Gross carrying amount [member] | Domestic Loans [Member] | Chemicals and petroleum products [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,389)	(2,046)
Gross carrying amount [member] | Domestic Loans [Member] | Metal, non-metal, machine or others [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	482,281	551,922
Gross carrying amount [member] | Domestic Loans [Member] | Metal, non-metal, machine or others [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(5,541)	(7,367)
Gross carrying amount [member] | Domestic Loans [Member] | Electricity, gas and water [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	242,052	438,147
Gross carrying amount [member] | Domestic Loans [Member] | Electricity, gas and water [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(1,448)	(2,342)
Gross carrying amount [member] | Domestic Loans [Member] | Residential construction [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	195,883	265,086
Gross carrying amount [member] | Domestic Loans [Member] | Residential construction [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(6,461)	(9,699)
Gross carrying amount [member] | Domestic Loans [Member] | Non-residential construction (office, civil engineering) [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	482,763	409,154
Gross carrying amount [member] | Domestic Loans [Member] | Non-residential construction (office, civil engineering) [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(10,126)	(11,060)
Gross carrying amount [member] | Domestic Loans [Member] | Wholesale [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,581,915	1,798,723
Gross carrying amount [member] | Domestic Loans [Member] | Wholesale [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(31,119)	(34,250)
Gross carrying amount [member] | Domestic Loans [Member] | Retail, restaurants and hotels [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,044,935	1,016,553
Gross carrying amount [member] | Domestic Loans [Member] | Retail, restaurants and hotels [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(35,983)	(34,404)
Gross carrying amount [member] | Domestic Loans [Member] | Transport and storage [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,036,903	1,105,436
Gross carrying amount [member] | Domestic Loans [Member] | Transport and storage [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(14,832)	(16,599)
Gross carrying amount [member] | Domestic Loans [Member] | Communications [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	214,386	102,522
Gross carrying amount [member] | Domestic Loans [Member] | Communications [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,746)	(2,121)
Gross carrying amount [member] | Domestic Loans [Member] | Financial services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	2,995,023	3,219,991
Gross carrying amount [member] | Domestic Loans [Member] | Financial services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(8,090)	(9,217)
Gross carrying amount [member] | Domestic Loans [Member] | Business services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,973,354	1,976,971
Gross carrying amount [member] | Domestic Loans [Member] | Business services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(39,158)	(38,908)
Gross carrying amount [member] | Domestic Loans [Member] | Real estate services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	3,349,165	3,361,066
Gross carrying amount [member] | Domestic Loans [Member] | Real estate services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(15,786)	(15,986)
Gross carrying amount [member] | Domestic Loans [Member] | Student loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	52,511	56,924
Gross carrying amount [member] | Domestic Loans [Member] | Student loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(2,462)	(2,744)
Gross carrying amount [member] | Domestic Loans [Member] | Government administration, defence and police force [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	16,895	21,438
Gross carrying amount [member] | Domestic Loans [Member] | Government administration, defence and police force [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(228)	(269)
Gross carrying amount [member] | Domestic Loans [Member] | Social services and other community services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	900,847	900,822
Gross carrying amount [member] | Domestic Loans [Member] | Social services and other community services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(13,430)	(13,044)
Gross carrying amount [member] | Domestic Loans [Member] | Personal services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	1,878,889	1,862,637
Gross carrying amount [member] | Domestic Loans [Member] | Personal services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(30,861)	(28,061)
Gross carrying amount [member] | Domestic Loans [Member] | Residential mortgage loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	13,233,327	12,310,768
Gross carrying amount [member] | Domestic Loans [Member] | Residential mortgage loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(35,632)	(33,502)
Gross carrying amount [member] | Domestic Loans [Member] | Consumer loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	5,554,989	5,310,462
Gross carrying amount [member] | Domestic Loans [Member] | Consumer loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(403,234)	(417,044)
Gross carrying amount [member] | Foreign Loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Agriculture and livestock [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Agriculture and livestock [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Fruit [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Fruit [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Forestry [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Forestry [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Fishing [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Fishing [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Mining [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Mining [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Oil and natural gas [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Oil and natural gas [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Foods, beverages and tobacco [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Foods, beverages and tobacco [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Textiles, leather goods and footwear [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Textiles, leather goods and footwear [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Woods and furnitures [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Woods and furnitures [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Cellulose, Paper and printing [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Cellulose, Paper and printing [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Chemicals and petroleum products [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Chemicals and petroleum products [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Metal, non-metal, machine or others [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Metal, non-metal, machine or others [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Electricity, gas and water [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	104,988	1,326
Gross carrying amount [member] | Foreign Loans [Member] | Electricity, gas and water [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(27)	(19)
Gross carrying amount [member] | Foreign Loans [Member] | Residential construction [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Residential construction [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Non-residential construction (office, civil engineering) [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Non-residential construction (office, civil engineering) [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Wholesale [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Wholesale [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Retail, restaurants and hotels [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Retail, restaurants and hotels [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Transport and storage [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Transport and storage [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Communications [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Communications [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Financial services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Financial services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Business services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Business services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Real estate services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers	14,882	19,931
Gross carrying amount [member] | Foreign Loans [Member] | Real estate services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers	(114)	(273)
Gross carrying amount [member] | Foreign Loans [Member] | Student loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Student loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Government administration, defence and police force [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Government administration, defence and police force [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Social services and other community services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Social services and other community services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Personal services [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Personal services [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Residential mortgage loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Residential mortgage loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Consumer loans [Member] | Credit and Contingent Loans Exposure [Member]
Commercial loans
Loans to customers
Gross carrying amount [member] | Foreign Loans [Member] | Consumer loans [Member] | Allowances Established [Member]
Commercial loans
Loans to customers